SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Member]
Economic Useful Life	7-12
Office Furniture And Computer Equipment
Economic Useful Life	3-5
Machinery And Equipment
Economic Useful Life	5-7